Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments
Disclosure Of Detailed Information About Financial Instruments By Category [Table Text Block]
		At December 31, 2023		At December 31, 2022			At December 31, 2021
	Amortized Cost	FVTPL	Total	Amortized Cost	FVTPL	Total	Amortized Cost	FVTPL	Total
Cash	$7,313	$-	$7,313	$10,309	$-	$10,309	$3,259	$-	$3,259
Marketable securities	-	1,166	1,166	-	582	582	-	605	605
Deposits	100	-	100	25	-	25	243	-	243
Accounts receivable	374	-	374	369	-	369	372	-	372
Total financial assets	$7,787	$1,166	$8,953	$10,703	582	$11,285	$3,874	605	$4,479
Accounts payable and accrued liabilities	1,034	-	1,034	1,148	-	1,148	1,888	-	1,888
Total financial liabilities	$1,034	$-	$1,034	$1,148	$-	$1,148	$1,888	$-	$1,888

Disclosure of significant unobservable inputs used in fair value measurement of equity [Table Text Block]
	At December 31
	2023	2022	2021
	Level 1	Level 1	Level 1	Level 2(a)
Marketable securities	$1,166	$582	$282	$323

(a) Marketable securities included in level 2 include warrants that were valued using an option pricing model which utilizes a combination of quoted prices and market-derived inputs, including volatility estimates.

Disclosure of maturity analysis for derivative financial liabilities [Table Text Block]
	Within 1 year	2 to 3 years	Over 3 years	At December 31 2023
Accounts payable and accrued liabilities	$1,034	$-	$-	$1,034
Quebec flow-through expenditure requirements	1,223	-	-	1,223
Undiscounted lease payments	189	64	-	253
Total	$2,446	$64	$-	$2,510

Disclosure of foreign currency exposure related to its financial assets and liabilities [Table Text Block]
	Years ended December 31
	2023	2022	2021
Financial assets
US$ bank accounts	$1	$1	$569
Financial liabilities
Accounts payable	(7)	(61)	(160)
	$(6)	$(60)	$409